Marketable Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 8,851
Unrealized, Gains
Unrealized, Losses	(94)
Market value	8,757	$ 12,929
Marketable Securities Due Within One Year [Member]
Amortized cost	3,326
Unrealized, Gains
Unrealized, Losses	(21)
Market value	3,305
Marketable Securities Due After One Year Through Three Years [Member]
Amortized cost	5,525
Unrealized, Gains
Unrealized, Losses	(73)
Market value	$ 5,452